Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Fuel-retail	$ 1	$ 1
Fuel-other wholesale	364	283
Fuel-consignment	5	4
Merchandise	4	3
Other	11	5
Inventories, net	$ 385	$ 296